Balance Sheet Components - Aggregate Depreciation and Amortization Related to Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheet Components
Depreciation and amortization on property, plant and equipment	$ 1,957	$ 2,075	$ 8,009	$ 7,805	$ 6,791
Depreciation on finance lease equipment	$ 44	$ 44	$ 178	$ 122	$ 81